UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.(1)	145,564	$3,032,467

		$3,032,467

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(1)	14,175	$1,307,360

		$1,307,360

Auto Components — 0.9%
Continental AG(1)	13,878	$3,198,267

		$3,198,267

Banks — 9.8%
Canadian Imperial Bank of Commerce(1)	46,615	$4,254,244
Danske Bank A/S(1)	69,005	2,005,321
ING Groep NV(1)	231,150	3,533,532
JPMorgan Chase & Co.(1)	83,694	9,620,625
KeyCorp(1)	156,714	3,270,621
Nordea Bank AB(1)	307,332	3,266,281
Societe Generale SA(1)	16,722	745,767
Sumitomo Mitsui Financial Group, Inc.(1)	70,200	2,786,079
UniCredit SpA(1)	69,178	1,221,486
Wells Fargo & Co.(1)	84,864	4,861,859

		$35,565,815

Beverages — 3.4%
Anheuser-Busch InBev SA/NV(1)	38,795	$3,947,935
Constellation Brands, Inc., Class A(1)	22,085	4,642,930
Diageo PLC(1)	99,685	3,657,189

		$12,248,054

Biotechnology — 0.4%
Shire PLC ADR(1)	7,871	$1,342,871

		$1,342,871

Building Products — 1.1%
Assa Abloy AB, Class B(1)	205,315	$4,053,018

		$4,053,018

Chemicals — 3.6%
BASF SE(1)	45,723	$4,382,938
Ecolab, Inc.(1)	31,714	4,462,160
PPG Industries, Inc.(1)	24,882	2,753,442
Sika AG(1)	10,751	1,526,516

		$13,125,056

Security	Shares	Value
Commercial Services & Supplies — 1.6%
Republic Services, Inc.(1)	43,564	$3,157,519
SECOM Co., Ltd.(1)	35,047	2,678,730

		$5,836,249

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(1)(3)	103,700	$3,459
Abengoa SA, Class B(1)(3)	1,072,295	12,482

		$15,941

Consumer Finance — 1.8%
Discover Financial Services(1)	40,265	$2,875,324
Navient Corp.(1)	129,803	1,714,698
OneMain Holdings, Inc.(1)(3)	60,801	2,021,633

		$6,611,655

Diversified Financial Services — 1.8%
ORIX Corp.(1)	409,423	$6,631,624

		$6,631,624

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.(1)	66,100	$3,057,359

		$3,057,359

Electric Utilities — 3.0%
Iberdrola SA(1)	530,378	$4,123,634
NextEra Energy, Inc.(1)	40,173	6,730,585

		$10,854,219

Electrical Equipment — 2.7%
Legrand SA(1)	44,918	$3,296,883
Melrose Industries PLC(1)	2,301,204	6,511,604

		$9,808,487

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.(1)	48,892	$4,111,328
Keyence Corp.(1)	6,893	3,646,178

		$7,757,506

Energy Equipment & Services — 0.5%
Halliburton Co.(1)	44,979	$1,908,009

		$1,908,009

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.(1)	45,078	$6,682,363
Equity Residential(1)	40,498	2,649,784
Simon Property Group, Inc.(1)	13,335	2,349,760

		$11,681,907

Health Care Equipment & Supplies — 3.3%
Baxter International, Inc.(1)	43,024	$3,117,089
Boston Scientific Corp.(1)(3)	156,873	5,272,501
Danaher Corp.(1)	34,070	3,494,901

		$11,884,491

Health Care Providers & Services — 1.3%
Anthem, Inc.(1)	12,162	$3,076,986
UnitedHealth Group, Inc.(1)	7,009	1,774,819

		$4,851,805

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC(1)	181,015	$3,893,511

		$3,893,511

Household Products — 1.0%
Reckitt Benckiser Group PLC(1)	40,192	$3,583,139

		$3,583,139

Insurance — 4.3%
AIA Group, Ltd.(1)	417,732	$3,656,639
Aviva PLC(1)	698,681	4,578,958
Chubb, Ltd.(1)	26,449	3,695,454
Prudential PLC(1)	160,121	3,777,820

		$15,708,871

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)(3)	5,819	$10,342,923

		$10,342,923

Internet Software & Services — 5.3%
Alphabet, Inc., Class C(1)(3)	11,734	$14,283,329
Facebook, Inc., Class A(1)(3)	29,353	5,065,741

		$19,349,070

IT Services — 1.0%
Visa, Inc., Class A(1)	26,749	$3,657,658

		$3,657,658

Life Sciences Tools & Services — 1.2%
Lonza Group AG(1)	14,157	$4,357,769

		$4,357,769

Machinery — 5.9%
Atlas Copco AB, Class A(1)	92,493	$2,648,667
Fortive Corp.(1)	37,980	3,117,398
ITT, Inc.(1)	70,658	4,004,189
Komatsu, Ltd.(1)	145,519	4,299,810
MISUMI Group, Inc.(1)	136,792	3,494,874
Parker-Hannifin Corp.(1)	10,975	1,855,324
Xylem, Inc.(1)	26,303	2,013,758

		$21,434,020

Media — 1.1%
Walt Disney Co. (The)(1)	36,081	$4,097,358

		$4,097,358

Metals & Mining — 1.0%
Rio Tinto, Ltd.(1)	61,886	$3,740,213

		$3,740,213

Multi-Utilities — 1.5%
CMS Energy Corp.(1)	109,803	$5,307,877

		$5,307,877

Oil, Gas & Consumable Fuels — 5.5%
BP PLC(1)	709,625	$5,333,144
ConocoPhillips(1)	59,945	4,326,230
Phillips 66(1)	30,650	3,780,371

Security	Shares	Value
Royal Dutch Shell PLC, Class B(1)	146,334	$5,125,671
Seven Generations Energy, Ltd., Class A(1)(3)	129,430	1,478,518

		$20,043,934

Personal Products — 2.4%
Estee Lauder Cos., Inc. (The), Class A(1)	13,362	$1,803,068
Unilever PLC(1)	123,651	7,063,557

		$8,866,625

Pharmaceuticals — 6.5%
Bayer AG(1)	36,379	$4,049,969
Eli Lilly & Co.(1)	44,240	4,371,354
GlaxoSmithKline PLC	51,260	1,064,683
Johnson & Johnson(1)	47,550	6,301,326
Novo Nordisk A/S, Class B(1)	71,860	3,574,840
Zoetis, Inc.(1)	48,035	4,154,067

		$23,516,239

Professional Services — 1.1%
Verisk Analytics, Inc.(1)(3)	37,598	$4,159,091

		$4,159,091

Road & Rail — 1.7%
CSX Corp.(1)	89,453	$6,322,538

		$6,322,538

Semiconductors & Semiconductor Equipment — 3.5%
ASML Holding NV(1)	35,276	$7,554,999
NXP Semiconductors NV(1)(3)	3,462	330,067
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	114,233	4,707,542

		$12,592,608

Software — 2.9%
Activision Blizzard, Inc.(1)	61,534	$4,517,826
Microsoft Corp.(1)	55,979	5,938,253

		$10,456,079

Specialty Retail — 4.3%
Home Depot, Inc. (The)(1)	27,213	$5,375,112
Industria de Diseno Textil SA(1)	133,783	4,384,151
TJX Cos., Inc. (The)(1)	41,233	4,010,321
Ulta Beauty, Inc.(1)(3)	8,289	2,025,749

		$15,795,333

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(1)	27,705	$5,271,984
HP, Inc.(1)	236,386	5,455,789

		$10,727,773

Textiles, Apparel & Luxury Goods — 2.2%
adidas AG(1)	14,976	$3,311,095
LVMH Moet Hennessy Louis Vuitton SE(1)	8,924	3,109,907
Samsonite International SA(1)(4)	386,587	1,461,047

		$7,882,049

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.(1)(3)	190,220	$2,373,946

		$2,373,946

Security	Shares	Value
Tobacco — 1.2%
British American Tobacco PLC(1)	78,849	$4,334,507

		$4,334,507

Wireless Telecommunication Services — 0.5%
Tele2 AB, Class B(1)	146,402	$1,964,473

		$1,964,473

Total Common Stocks (identified cost $302,827,273)		$379,279,764

Preferred Stocks — 7.8%(1)

Security	Shares	Value
Banks — 2.1%
AgriBank FCB, 6.875% to 1/1/24(5)	16,581	$1,782,458
CoBank ACB, Series F, 6.25% to 10/1/22(5)	16,600	1,734,700
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	2,500	268,750
Farm Credit Bank of Texas, Series 1, 10.00%	906	1,035,105
First Republic Bank, Series G, 5.50%	12,000	300,240
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(4)(6)	840	667,800
IBERIABANK Corp., Series C, 6.60% to 5/1/26(5)	19,418	522,344
Texas Capital Bancshares, Inc., 6.50%	31,915	817,024
Wells Fargo & Co., Series Y, 5.625%	18,150	456,654

		$7,585,075

Capital Markets — 0.5%
State Street Corp., Series G, 5.35% to 3/15/26(5)	67,800	$1,768,224

		$1,768,224

Consumer Finance — 0.5%
Capital One Financial Corp., Series C, 6.25%	71,350	$1,852,246

		$1,852,246

Electric Utilities — 1.6%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	$489,642
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	67,000	1,677,680
SCE Trust VI, 5.00%	104,525	2,388,396
Southern Co. (The), 6.25%	53,497	1,394,132

		$5,949,850

Equity Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates Properties, Inc., Series D, 7.375%	67,925	$1,310,273
DDR Corp., Series A, 6.375%	49,475	1,272,002
DDR Corp., Series K, 6.25%	1,375	33,344
Spirit Realty Capital, Inc., Series A, 6.00%	35,387	831,594
Summit Hotel Properties, Inc., Series E, 6.25%	23,307	549,113
Vornado Realty Trust, Series K, 5.70%	25,220	641,345

		$4,637,671

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(4)	22,100	$2,248,675
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	556,777

		$2,805,452

Security	Shares	Value
Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%	17,096	$433,555

		$433,555

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$427,917

		$427,917

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	128,725	$2,873,142

		$2,873,142

Total Preferred Stocks (identified cost $28,908,624)		$28,333,132

Corporate Bonds & Notes — 16.7%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$505	$475,331

		$475,331

Automobiles — 0.3%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$1,270	$1,250,950

		$1,250,950

Banks — 7.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(4)(5)(7)	$1,865	$1,946,594
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	1,400	1,291,500
Banco do Brasil SA, 6.25% to 4/15/24(1)(4)(5)(7)	2,645	2,238,331
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(4)(5)(7)	395	418,503
Banco Santander SA, 6.375% to 5/19/19(5)(7)(8)	200	200,908
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(5)(7)	1,445	1,507,857
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	910	903,858
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	650	662,188
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	1,475	1,529,368
Credit Agricole SA, 7.875% to 1/23/24(1)(4)(5)(7)	1,881	2,006,626
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	968	1,000,428
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	1,839	1,896,156
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(5)(7)	2,736	2,790,720
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	1,952	2,020,320
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(5)(7)	440	437,800
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	805	857,019
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	2,295	2,200,331
Standard Chartered PLC, 7.75% to 4/2/23(1)(4)(5)(7)	1,765	1,844,425
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(5)(7)	540	509,288
UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	2,222	2,149,621
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(5)(7)	220	218,350

		$28,630,191

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 1.6%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 1/31/23(1)(4)	$595	$579,387
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(4)	968	948,243
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	1,820	1,756,300
UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	2,421	2,478,431

		$5,762,361

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% cash or 0.25% cash and 1.25% PIK), 3/31/23(1)(4)	$438	$31,726

		$31,726

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$1,220	$1,222,559
Textron Financial Corp., 4.078%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	553	501,847
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)(7)	920	870,900

		$2,595,306

Electric Utilities — 1.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(4)(5)	$1,936	$2,013,440
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(4)(5)	1,060	1,175,275
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	1,600	1,656,401

		$4,845,116

Energy Equipment & Services — 0.3%
Oceaneering International, Inc., 6.00%, 2/1/28(1)	$955	$952,274

		$952,274

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$240	$246,936
Land O’ Lakes, Inc., 8.00%(1)(4)(7)	2,103	2,313,300

		$2,560,236

Gas Utilities — 0.0%(2)
NiSource, Inc., 5.65% to 6/15/23(4)(5)(7)	$100	$99,625

		$99,625

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(4)(5)	$1,634	$1,789,230

		$1,789,230

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	$275	$288,027

		$288,027

Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(5)(7)	$1,528	$1,329,925
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(7)	2,260	41,241
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	1,135	1,106,625

		$2,477,791

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$1,910	$1,978,595

		$1,978,595

Security	Principal Amount (000’s omitted)	Value
Pipelines — 1.5%
Enbridge Energy Partners, L.P., 6.135%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(6)	$1,830	$1,832,562
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	1,308	1,241,783
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(5)	1,905	1,798,639
Transportadora de Gas del Sur SA, 6.75%, 5/2/25(4)	440	415,668

		$5,288,652

Toys, Games & Hobbies — 0.4%
Mattel, Inc., 6.75%, 12/31/25(4)	$1,295	$1,261,006

		$1,261,006

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$480	$456,053

		$456,053

Total Corporate Bonds & Notes (identified cost $63,315,207)		$60,742,470

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
First Trust Preferred Securities and Income ETF(1)	439,166	$8,436,379

Total Exchange-Traded Funds (identified cost $8,830,630)		$8,436,379

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(9)	4,271,465	$4,271,465

Total Short-Term Investments (identified cost $4,271,465)		$4,271,465

Total Investments — 132.3% (identified cost $408,153,199)		$481,063,210

Other Assets, Less Liabilities — (32.3)%		$(117,495,910)

Net Assets — 100.0%		$363,567,300

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $31,300,054 or 8.6% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2018.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $4,828,960 or 1.3% of the Fund’s net assets.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $55,174.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.9%	$273,526,698
United Kingdom	10.9	52,260,089
Japan	5.5	26,594,654
Netherlands	3.4	16,544,269
Germany	3.1	14,942,269
Sweden	2.5	11,932,439
France	2.4	11,359,514
Spain	2.1	10,047,860
Switzerland	2.0	9,796,699
Canada	1.8	8,765,229
Denmark	1.2	5,580,161
Brazil	1.0	4,985,522
Taiwan	1.0	4,707,542
Italy	0.9	4,546,382
Belgium	0.8	3,947,935
Australia	0.8	3,735,824
Hong Kong	0.8	3,656,639
Chile	0.4	2,013,440
Israel	0.4	1,978,595
Mexico	0.3	1,289,403
Argentina	0.1	415,668
Exchange-Traded Funds	1.7	8,436,379

Total Investments	100.0%	$481,063,210

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$25,851,463	$19,357,978		$—	$45,209,441
Consumer Staples	6,445,998	22,586,327		—	29,032,325
Energy	11,493,128	10,458,815		—	21,951,943
Financials	34,688,404	32,203,507		—	66,891,911
Health Care	32,905,914	13,047,261		—	45,953,175
Industrials	28,969,644	26,999,527		—	55,969,171
Information Technology	53,339,517	11,201,177		—	64,540,694
Materials	7,215,602	9,649,667		—	16,865,269
Real Estate	11,681,907	—		—	11,681,907
Telecommunication Services	—	5,021,832		—	5,021,832
Utilities	12,038,462	4,123,634		—	16,162,096
Total Common Stocks	$224,630,039	$154,649,725	*	$—	$379,279,764
Preferred Stocks
Consumer Staples	$—	$2,805,452		$—	$2,805,452
Energy	2,873,142	—		—	2,873,142
Financials	6,150,287	5,488,813		—	11,639,100
Real Estate	4,637,671	—		—	4,637,671
Utilities	6,377,767	—		—	6,377,767
Total Preferred Stocks	$20,038,867	$8,294,265		$—	$28,333,132
Corporate Bonds & Notes	$—	$60,742,470		$—	$60,742,470
Exchange-Traded Funds	8,436,379	—		—	8,436,379
Short-Term Investments	—	4,271,465		—	4,271,465
Total Investments	$253,105,285	$227,957,925		$—	$481,063,210

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018